Cover	Jun. 22, 2022
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	World Health Energy Holdings, Inc., (the “Company” or “WHEN”) is amending the current report issued on Form 8-K on June 28, 2022 (the “Original 8-K Report”) to reflect the occurrence of certain events following the filing of the Original 8-K Report. Except as otherwise amended, the Original 8-K Report stands,
Document Period End Date	Jun. 22, 2022
Entity File Number	000-30256
Entity Registrant Name	WORLD HEALTH ENERGY HOLDINGS, INC.
Entity Central Index Key	0000943535
Entity Tax Identification Number	59-2762023
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	1825 NW Corporate Blvd. Suite 110
Entity Address, City or Town	Boca Raton
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33431
City Area Code	(561)
Local Phone Number	870-0440
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false